Document and Entity Information	Jan. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001500412
Document Type	8-K
Document Period End Date	Jan. 05, 2026
Entity Registrant Name	Ambiq Micro, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42766
Entity Tax Identification Number	27-1911389
Entity Address, Address Line One	6500 River Place Blvd.
Entity Address, Address Line Two	Building 7
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	879-2850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.000001 par value per share
Trading Symbol	AMBQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false